CONVERTIBLE SENIOR NOTES AND CALL OPTIONS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	May 17, 2019 USD ($)
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Amount of conversion of convertible securities			¥ 340,330	$ 16,000
Ordinary shares issued upon a conversion of convertible securities | shares			3,281,244	3,281,244
Fair value of convertible notes	¥ 1,071,000		¥ 1,099,000
Foreign exchange gain (loss)	(60,000)		9,000
Change in fair value of convertible senior notes	12,083	$ 1,752	(327,762)		¥ 1,202,082
Reclassification of change in instrument-specific credit risk	¥ 0	$ 0	14,252		¥ 0
Proceeds from exercise of call option			621,059
2024 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount | $						$ 1,000	$ 85,000
Interest rate							4.50%
Convertible debt, conversion rate	52.0833	52.0833
Convertible debt, conversion price | $ / shares						$ 19.20
Debt covenant, ownership interest threshold	50.00%					50.00%
Percentage of principal amount	100.00%	100.00%
Percentage of notes repurchased	100.00%	100.00%
Fair value of convertible notes	¥ 12,000
Foreign exchange gain (loss)	100,000		56,000
Change in fair value of convertible senior notes			328,000
Reclassification of change in instrument-specific credit risk	¥ 14,000
Proceeds from exercise of call option			¥ 621,000